FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Financial risk management
NDF	$ 166
Borrowings		$ 79,312	$ 16,009
Currency risk
Financial risk management
Net liability position in foreign currency	$ 1,939	73,106	$ 8,073
Estimated variation in exchange rate | $ / $	1.00
Estimated variation in consolidated amounts of foreign currency position		1,939
Net liability position in foreign currency not covered by NDF	$ 1,773	66,848
Estimated variation in consolidated amounts of foreign currency position on the portion not covered by derivative financial instruments and other assets		1,773
Interest rate risk
Financial risk management
NDF at variable rate	$ 440
Borrowings		52,767
Net financial debt not hedged		36,179
Variation in agreed interest rates (as a percent)	0.10%
Effect		$ 36